PROJECT ASSETS, NET (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) Plant	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 EUR (€)	Nov. 30, 2019 Plant	Dec. 31, 2016 project
Number of Solar Projects Obtained In Exchange of Receivables | project										2
Proceeds from Sale of Equity Method Investments | €								€ 2,636,291
Equity Method Investment, Realized Gain (Loss) on Disposal				¥ 19,900,000	$ 2,900,000	¥ 9,425,366
Equity Method Investment, Amount Sold				¥ 99,800,000		58,854,599	¥ 996,420,932
Number of solar power plants held for sale | Plant				2					2
Revenues		¥ 35,129,458,616	$ 5,383,825,075	¥ 29,746,287,759		25,042,613,341
Cost of Revenue		28,957,798,084	4,437,976,718	24,314,602,138		21,528,868,419
Project Asset, External Sales				1,007,302,819
Impairment		93,780,458
Depreciation expenses of project assets		52,830,115	$ 8,096,569	77,028,161		0
Electricity, Generation [Member] | Capitalized Project Costs [Member]
Revenues		¥ 8,385,752		¥ 62,459,588
Sale Of Projects [Member] | ASC 606 [Member]
Revenues	¥ 93,451,309					93,451,309
Cost of Revenue	¥ 69,133,413					¥ 69,133,413